Current and Long-Term Debt - DVB 2016 credit facility (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) vessel	Dec. 31, 2017 vessel	Mar. 31, 2017 USD ($)
DVB 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 90,000,000.0
Repayments	$ 86,800,000
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 81,400,000.0
Drawdowns	$ 81,400,000
Vessels [member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel			4
Vessels [member] | STI Alexis, STI Milwaukee, STI Seneca and STI Wembley [Member] | DVB 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel		4